FORM N-Q
        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-06445

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                     The Herzfeld Caribbean Basin Fund, Inc.
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               (Exact name of registrant as specified in charter)

                      P.O. BOX 161465, MIAMI, FLORIDA 33116
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               (Address of principal executive offices) (Zip code)

                               THOMAS J. HERZFELD
                        P.O. BOX 161465, MIAMI, FL 33116
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 305-271-1900
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                        Date of fiscal year end: 06/30/10
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                       Date of reporting period: 03/31/10
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ITEM 1. SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2010 (unaudited)
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Shares or
Principal Amount                  Description                      Market Value
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                     Common stocks - 90.76% of net assets

           Airlines - 6.93%
    27,500 Copa Holdings, S.A.                                     $  1,672,000
    19,000 AirTrans Holdings, Inc.                                       96,520

           Banking and finance - 8.10%
    24,280 Bancolombia, S.A                                           1,108,625
    39,000 Banco Latinoamericano de Exportaciones, S.A                  560,040
     6,500 Doral Financial Corp.                                         28,015
    50,000 Popular, Inc.                                                145,500
    3,844  W Holding Co.,Inc.                                            38,478
    11,000 Western Union Company                                        186,560

           Communications - 12.06%
    35,600 America Movil, S.A.B. de C.V. Series A                        90,117
    50,891 America Movil, S.A.B. de C.V. Series L                       128,535
    18,000 America Movil, S.A.B. de C.V. ADR                            906,120
     6,698 Atlantic Tele-Network, Inc.                                  300,941
    11,900 Carso Global Telecom, S.A. de C.V. Series A1                  60,952
   377,100 Fuego Enterprises, Inc.                                       13,199
    21,120 Grupo Radio Centro, S.A.B. ADR                               173,606
    32,400 Grupo Televisa, S.A.B. ADR                                   681,048
    80,304 Spanish Broadcasting System Inc.                              62,621
    15,000 Telefonos de Mexico, S.A.B. de C.V. ADR Series L             234,000
    78,600 Telefonos de Mexico, S.A. de C.V.B. Series L                  61,731
    15,000 Telmex International S.A.B. de C.V ADR                       289,200
    78,600 Telmex International S.A.B. de C.V. Series L                  76,143

           Conglomerates and holdings companies - 0.46%
   250,000 Admiralty Holding Company                                        175
    70,348 BCB Holdings Ltd.                                            114,714
     3,250 Shellshock Ltd. Ord.                                           2,588

           Construction and related - 4.64%
    51,582 Cemex S.A.B. de C.V. Series CPO                               53,109
    26,737 Cemex S.A.B. de C.V. ADR                                     272,985
        20 Ceramica Carabobo Class A ADR                                     --
    68,132 Mastec, Inc.                                                 859,145

           Consumer products and related manufacturing - 6.78%
    13,273 Grupo Casa Saba, S.A.B. de C.V. ADR                          216,350
    26,600 Watsco Incorporated                                        1,513,008

           Food, beverages and tobacco - 7.62%
    14,000 Chiquita Brands International Inc.                           220,220
    53,874 Cleanpath Resources Corp.                                      1,616
    19,500 Coca-Cola Femsa, S.A.B. de C.V. ADR                        1,295,775
    18,900 Fomento Economico Mexicano, S.A.B. de C.V. Series UBD         90,182
    16,690 Fresh Del Monte Produce Inc.                                 337,973


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           Housing - 2.19%
    32,500 Lennar Corp.                                                 559,325

           Investment companies - 0.01%
     4,420 Shellproof Limited                                             2,146

           Leisure - 10.00%
    33,500 Carnival Corp.                                             1,302,480
    30,500 Royal Caribbean Cruises Ltd.                               1,006,195
     5,500 Steiner Leisure Ltd.                                         243,760

           Medical - 0.38%
     8,386 Micromet, Inc.                                                67,759
       800 Orthofix International NV                                     29,104

           Mining - 7.57%
    23,000 Freeport McMoran Copper & Gold, Inc.                       1,921,420
     3,863 Grupo Mexico, S.A.B. de C.V., Series B                        10,377

           Pulp and paper - 0.14%
     6,100 Kimberly-Clark de Mexico, S.A.B. de C.V. Series A             34,595

           Railroad and landholdings - 4.33%
    16,000 Norfolk Southern Corporation                                 894,240
    18,000 Rail America, Inc.                                           212,400

           Retail - 1.16%
     1,270 Grupo Elektra, S.A. de C.V. Series CPO                        63,885
    45,111 Wal-Mart de Mexico, S.A.B. de C.V. Series V                  231,864

           Service - 0.01%
       700 Grupo Aeroportuario del Sureste, S.A.B. de C.V. Series B       3,716

           Trucking and marine freight - 11.60%
    12,280 Grupo TMM, S.A.B. ADR                                         36,594
     1,221 Seaboard Corporation                                       1,586,201
     2,000 Seacor Holdings Inc.                                         161,320
    20,000 Teekay Corporation                                           454,800
     8,361 Teekay LNG Partners LP.                                      249,576
    71,497 Trailer Bridge, Inc.                                         346,760
    23,000 Ultrapetrol Bahamas Ltd.                                     126,270

           Utilities - 6.48%
    12,000 Caribbean Utilities Ltd. Class A                             102,000
    68,241 Consolidated Water, Inc.                                     907,701
       700 Cuban Electric Company                                           385
    40,500 Teco Energy Inc.                                             643,545

           Other - 0.30%
   100,000 Cuba Business Development                                         --
    13,000 Impellam Group                                                13,409
    55,921 Margo Caribe, Inc.                                            61,513
       895 Siderurgica Venezolana Sivensa S.A. ADR                          425
        79 Siderurgica Venezolana Sivensa S.A. Series B                      38
    45,000 Xcelera Inc.                                                      --


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Total common stocks (cost $22,853,050)                             $ 23,165,594

           Bonds - 0.00% of net assets
   165,000 Republic of Cuba - 4.5%, 1977 -
           in default (cost $63,038)                                         --

           U.S. Treasury Obligations - 7.84% of net assets
 2,000,000 U.S. Treasury Bills due 4/15/2010, 0% coupon
           (cost $1,999,938)                                       $  1,999,938

Other assets less liabilities - 1.41% of net assets                $    359,238

Net assets - 100% (applicable to 3,713,070 shares; equivalent
           to $6.87 per share)                                     $ 25,524,770


Security Valuation

The Herzfeld Caribbean Basin Fund, Inc. (the "Fund") adopted the provisions of SFAS No. 157, "Fair Value Measurements" ("SFAS No. 157"), effective January 1, 2008. Under SFAS No. 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. SFAS No. 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:      quoted prices in active markets for identical investments
Level 2:      other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3:      significant unobservable inputs (including the Fund's own
              assumptions in determining the fair value of investments)


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The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of March 31, 2010:

                                     Level 1    Level 2   Level 3        Total
Assets (at fair value)
     Common Stocks                 $23,165,131       $463        $0  $23,165,594
     Debt Securities                         0  1,999,938         0    1,999,938
Total Investments in securities    $23,165,131 $2,000,401        $0  $25,165,532

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                    Common Stocks       Bonds           Total
Balance December 31, 2009                 $25,000          $0         $25,000

Cost of purchases                               0           0               0
Change in unrealized depreciation         (25,000)          0         (25,000)
Transfers in or out of Level 3                  0           0               0

Balance March 31, 2010                         $0          $0              $0


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ITEM 2. CONTROLS AND PROCEDURES

      (a) The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b))and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, is attached as an exhibit to this filing.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Herzfeld Caribbean Basin Fund, Inc.


By /s/ Thomas J. Herzfeld
-------------------------
Thomas J. Herzfeld
Chairman and President

Date: May 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Thomas J. Herzfeld
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Thomas J. Herzfeld
Chairman and President

Date: May 19, 2010

By /s/ Cecilia L. Gondor
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Cecilia L. Gondor
Treasurer

Date: May 19, 2010